Commitments and Contingencies (Details Narrative) - USD ($)			12 Months Ended
	May 18, 2017	Oct. 01, 2016	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Lease term	3 years	60 months
Monthly payments		$ 1,600
Lease description		The lease requires monthly payments of $1,600 for the first 24 months and after that increases by 3% each year, and contains one five year renewal option.
Renewal term		5 years
Rental expenses			$ 19,334	$ 17,600
Advance payment			1,600
Security deposit			$ 1,600	$ 1,600
Payments due per container	$ 1,400